Earnout Liability (Details) - Schedule of Fair Value of the Earnout Liability	Sep. 30, 2024
Discount Rate [Member] | Minimum [Member]
Schedule of Fair Value of the Earnout Liability [Line Items]
Earnout liability key assumptions	20.1
Discount Rate [Member] | Maximum [Member]
Schedule of Fair Value of the Earnout Liability [Line Items]
Earnout liability key assumptions	20.3
Expected Term [Member] | Minimum [Member]
Schedule of Fair Value of the Earnout Liability [Line Items]
Earnout liability key assumptions	1.25
Expected Term [Member] | Maximum [Member]
Schedule of Fair Value of the Earnout Liability [Line Items]
Earnout liability key assumptions	1.75
Expected Volatility [Member]
Schedule of Fair Value of the Earnout Liability [Line Items]
Earnout liability key assumptions	51.09
Risk-Free Interest Rate [Member]
Schedule of Fair Value of the Earnout Liability [Line Items]
Earnout liability key assumptions	3.9